UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedules of Investments

	Schedule of Investments

	Quaker Strategic Growth Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 90.82%
	Basic Materials - 12.10%
	Chemicals - 2.13%
	Bayer AG ADR	233,600	$14,943,392

	Iron & Steel Production - 3.68%
	IPSCO, Inc.	65,593	8,618,920
	United States Steel Corp.	172,800	17,136,576
			25,755,496
	Mining - 6.29%
	Compahnia Vale do Rio Doce ADR	504,100	18,646,659
	Freeport-McMoRan Copper & Gold, Inc.	383,900	25,410,341
			44,057,000
	Total Basic Materials
	(Cost: $72,399,240)		84,755,888
	Communications - 6.41%
	Cellular Communications - 0.75%
	China Mobile Ltd. ADR	116,600	5,229,510

	Telecommunications - 5.66%
	ADC Telecommunications, Inc.	207,800	3,478,572
	America Movil SA de CV ADR	235,400	11,249,766
	Corning, Inc.(a)	387,900	8,820,846
	LM Ericsson ADR	229,000	8,493,610
	NII Holdings, Inc.(a)	102,455	7,600,112
			39,642,906
	Total Communications
	(Cost: $41,490,528)		44,872,416
	Consumer, Cyclical - 4.55%
	Retail - 4.55%
	CVS/Caremark Corp.	646,600	22,074,924
	Federated Department Stores, Inc.	218,300	9,834,415
			31,909,339
	Total Consumer, Cyclical
	(Cost: $30,186,509)		31,909,339
	Consumer, Non-cyclical - 6.42%
	Agricultural Products - 6.39%
	Archer-Daniels-Midland Co.	644,163	23,640,782
	Bunge Ltd.	256,500	21,089,430
			44,730,212
	Household Products - 0.03%
	Ronco Corp.(a)(b)	932,914	233,229

	Total Consumer, Non-Cyclical
	(Cost: $40,360,753)		44,963,441
	Energy - 23.43%
	Gas - 4.31%
	Williams Cos., Inc.	1,060,100	30,170,446

	Oil - 3.44%
	Marathon Oil Corp.	80,200	7,926,166
	Southwestern Energy Co.(a)	394,000	16,146,120
			24,072,286
	Oil & Gas - 13.07%
	Canadian Natural Resources Ltd.	476,000	26,270,440
	ConocoPhillips	389,400	26,615,490
	Transocean, Inc.(a)	217,500	17,769,750
	XTO Energy, Inc.	381,000	20,882,610
			91,538,290
	Oil & Gas Services - 2.61%
	Schlumberger Ltd.	264,700	18,290,770

	Total Energy
	(Cost: $152,676,747)		164,071,792
	Financial - 1.41%
	Diversified Financial Services - 1.41%
	SLM Corp.	241,800	9,889,620

	Total Financial
	(Cost: $10,436,942)		9,889,620
	Healthcare - 6.28%
	Healthcare-Services - 6.28%
	Aetna, Inc.	383,000	16,771,570
	UnitedHealth Group, Inc.	514,400	27,247,768
			44,019,338
	Total Healthcare
	(Cost: $42,756,594)		44,019,338
	Industrial - 22.98%
	Aerospace & Defense - 2.74%
	Lockheed Martin Corp.	198,200	19,229,364

	Building & Construction - 0.28%
	Chicago Bridge & Iron Co. N.V. ADR	63,600	1,955,700

	Electronics - 1.81%
	Agilent Technologies, Inc.(a)	377,400	12,714,606

	Engineering - 1.46%
	McDermott International, Inc.(a)	209,400	10,256,412

	Engineering & Construction - 1.34%
	KBR, Inc.(a)	460,400	9,369,140

	Environmental Control - 1.19%
	American Ecology Corp.(c)	432,466	8,307,672

	Machinery-Construction & Mining - 1.49%
	Joy Global, Inc.	242,900	10,420,410

	Metal Fabricate & Hardware - 0.59%
	Haynes International, Inc.	56,400	4,113,252

	Miscellaneous Manufacturing - 8.59%
	General Electric Co.	251,500	8,893,040
	ITT Industries, Inc.	200,500	12,094,160
	Siemens AG ADR	114,600	12,285,120
	Trinity Industries, Inc.	223,300	9,360,736
	Tyco International Ltd.	556,100	17,544,955
			60,178,011
	Transportation - 3.49%
	Burlington Northern Santa Fe Corp.	303,800	24,434,634

	Total Industrial
	(Cost: $155,171,495)		160,979,201
	Technology - 3.65%
	Computer Software & Services - 0.08%
	Nestor, Inc.	805,085	571,610

	Data Processing - 2.38%
	First Data Corp.	620,100	16,680,690

	Software - 1.19%
	Business Objects SA ADR(a)	231,100	8,363,509

	Total Technology
	(Cost: $27,511,801)		25,615,809
	Telecommunications - 1.03%
	Multimedia - 1.03%
	News Corp. Inc. Class A	311,900	7,211,128

	Total Telecommunications
	(Cost: $6,587,283)		7,211,128
	Utilities - 2.56%
	Electric - 2.56%
	Allegheny Energy, Inc.(a)	364,300	17,901,702

	Total Utilities
	(Cost: $12,242,915)		17,901,702
	Total Common Stocks
	(Cost $591,820,807)		636,189,674

	Warrant - 0.00%
	Capital Environment Warrants Expiration:
	April, 2009(a)(b)	50,000	0
	Total Warrants
	(Cost $0)		0

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 1.88%
	Time Deposits - 1.88%
	Citibank (Nassau) 4.69%, 04/02/2007	$13,155,227	$13,155,227
	Total Short-Term Investments
	(Cost $13,155,227)		13,155,227
	Total Investments
	(Cost $604,976,034) - 92.69%		649,344,901
	Other Assets in Excess of Liabilities, Net 7.31%		51,130,918
	Total Net Assets - 100.00%		$700,475,819

		Number	Market
	Schedule of Securities Sold Short	of Shares	Value
	Common Stocks - 2.09%
	Best Buy, Inc.	$41,700	$2,031,624
	Compucredit Corp.(a)	65,755	2,052,871
	EMC Corp.	254,700	3,527,595
	Ford Motor Co.(a)	352,800	2,783,592
	MGIC Investment Corp.	27,700	1,632,084
	Radian Group, Inc.	47,100	2,584,848
	Total Common Stocks
	(Proceeds: $14,305,262)		14,612,614
	Total Securities Sold Short
	(Proceeds: $14,305,262)		$14,612,614

	ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security acquired on June 24, 2005 at a cost of $2,865,200. Since market quotations
	are not readily available for this security, it was valued at the fair value as determined by the
	Adviser using procedures approved by the Board of Trustees. The total fair value of such securities
	at March 31, 2007 is $233,229, which represents 0.03% of total net assets.
(c)	Affiliated by holding more than 5% of the outstanding voting stock of the company. The total fair
	value of such securities at March 31, 2007 is $8,307,672, which represents 1.19% of total assets.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$604,976,034
	Gross Unrealized Appreciation		53,987,348
	Gross Unrealized Depreciation		(9,618,481)
	Net Unrealized Appreciation (Depreciation)		$44,368,867

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Core Equity Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 97.94%
	Basic Materials - 3.39%
	Chemicals - 3.39%
	Airgas, Inc.	4,800	$202,320
	Praxair, Inc.	2,000	125,920
	RPM International, Inc.	3,700	85,470
			413,710
	Total Basic Materials
	(Cost: $399,960)		413,710
	Communications - 6.75%
	Internet Software & Services - 3.00%
	Google, Inc.(a)	800	366,528

	Telecommunications - 3.75%
	Corning, Inc.(a)	8,400	191,016
	Harris Corp.	1,400	71,330
	NeuStar, Inc.(a)	3,100	88,164
	Oplink Communications, Inc.(a)	6,000	107,820
			458,330
	Total Communications
	(Cost: $766,769)		824,858
	Consumer, Cyclical - 6.19%
	Auto Manufacturers - 1.91%
	Oshkosh Truck Corp.	4,400	233,200

	Distribution & Wholesale - 0.80%
	Houston Wire & Cable Co.(a)	3,500	98,070

	Retail - 3.48%
	Burger King Holdings, Inc.	4,000	86,400
	CVS/Caremark Corp.	2,200	75,108
	Foot Locker, Inc.	2,600	61,230
	Office Depot, Inc.(a)	1,300	45,682
	Target Corp.	1,060	62,816
	Wal-Mart Stores, Inc.	2,000	93,900
			425,136
	Total Consumer, Cyclical
	(Cost: $729,008)		756,406
	Consumer, Non-cyclical - 14.02%
	Agriculture - 2.16%
	Altria Group, Inc.	3,000	263,430

	Commerical Services - 2.91%
	Avis Budget Group, Inc.(a)	3,300	90,156
	Corrections Corp. of America(a)	1,700	89,777
	Robert Half International, Inc.	2,300	85,123
	United Rentals, Inc.(a)	3,300	90,750
			355,806
	Cosmetics & Toiletries - 4.34%
	Procter & Gamble Co.	8,400	530,544

	Food & Beverages - 4.61%
	PepsiCo, Inc.	8,860	563,141

	Total Consumer, Non-Cyclical
	(Cost: $1,638,024)		1,712,921
	Energy - 11.08%
	Gas - 0.89%
	Williams Cos., Inc.	3,800	108,148

	Oil - 0.77%
	Southwestern Energy Co.(a)	2,300	94,254

	Oil & Gas - 4.42%
	Baker Hughes, Inc.	3,900	257,907
	Chesapeake Energy Corp.	4,000	123,520
	ENSCO International, Inc.	1,000	54,400
	Global Industries Ltd.(a)	5,700	104,253
			540,080
	Oil & Gas Services - 5.00%
	Cameron International Corp.(a)	2,500	156,975
	Schlumberger Ltd.	3,000	207,300
	Superior Energy Services(a)	4,000	137,880
	Weatherford International Ltd.(a)	2,400	108,240
			610,395
	Total Energy
	(Cost: $1,292,331)		1,352,877
	Financial - 10.97%
	Diversified Financial Services - 7.28%
	American Express Co.	2,000	112,800
	AmeriCredit Corp.(a)	3,000	68,580
	Investment Technology Group, Inc.(a)	6,000	235,200
	Lehman Brothers Holdings, Inc.	2,300	161,161
	Merrill Lynch & Co., Inc.	1,500	122,505
	Morgan Stanley	2,400	189,024
			889,270
	Insurance - 0.83%
	Chubb Corp.	900	46,503
	Navigators Group, Inc.(a)	1,100	55,187
			101,690
	Investment Companies - 0.99%
	Allied Capital Corp.	4,200	121,002

	Real Estate - 0.68%
	Jones Lang LaSalle, Inc.	800	83,424

	REITS - 1.19%
	CapitalSource, Inc.	5,800	145,754

	Total Financial
	(Cost: $1,366,763)		1,341,140
	Healthcare - 13.71%
	Biotechnology - 3.17%
	Genzyme Corp.(a)	3,900	234,078
	Gilead Sciences, Inc.(a)	2,000	153,000
			387,078
	Healthcare-Products - 4.29%
	Johnson & Johnson	8,700	524,262

	Healthcare-Services - 2.47%
	UnitedHealth Group, Inc.	3,400	180,098
	WellPoint, Inc.	1,500	121,650
			301,748
	Medical Products - 2.99%
	Intuitive Surgical, Inc.(a)	3,000	364,710

	Pharmaceuticals - 0.79%
	Sepracor, Inc.(a)	1,000	46,630
	Wyeth	1,000	50,030
			96,660
	Total Healthcare
	(Cost: $1,640,542)		1,674,458
	Industrial - 20.47%
	Electrical Components & Equipment - 1.53%
	Ametek, Inc.	3,900	134,706
	Amphenol Corp.	800	51,656
			186,362
	Electronics - 1.97%
	Agilent Technologies, Inc.(a)	4,000	134,760
	Benchmark Electronics, Inc.(a)	5,100	105,366
			240,126
	Engineering & Construction - 0.55%
	KBR, Inc.(a)	3,300	67,155

	Environmental Control - 0.34%
	Republic Services, Inc.	1,500	41,730

	Machinery-Diversified - 1.14%
	Gardner Denver, Inc.(a)	4,000	139,400

	Manufacturing - 0.13%
	Dynamic Materials Corp.	500	16,360

	Metal Fabricate & Hardware - 0.85%
	Precision Castparts Corp.	1,000	104,050

	Miscellaneous Manufacturing - 11.41%
	Dover Corp.	3,800	185,478
	General Electric Co.	14,740	521,206
	Harsco Corp.	4,000	179,440
	Parker Hannifin Corp.	2,000	172,620
	Textron, Inc.	2,100	188,580
	Trinity Industries, Inc.	3,500	146,720
			1,394,044
	Transportation - 2.55%
	Burlington Northern Santa Fe Corp.	1,500	120,645
	FedEx Corp.	1,320	141,808
	United Parcel Service, Inc.	700	49,070
			311,523
	Total Industrial
	(Cost: $2,445,551)		2,500,750
	Technology - 7.72%
	Computers - 3.74%
	Apple, Inc.(a)	3,300	306,603
	Western Digital Corp.(a)	8,900	149,609
			456,212
	Semiconductor Components - 1.46%
	Applied Materials, Inc.	9,700	177,704

	Semiconductors - 1.97%
	International Rectifier Corp.(a)	3,300	126,093
	Kla-Tencor Corp.	1,000	53,320
	MEMC Electronic Materials, Inc.(a)	1,000	60,580
			239,993
	Software - 0.55%
	Activision, Inc.(a)	2,000	37,880
	IMS Health, Inc.	1,000	29,660
			67,540
	Total Technology
	(Cost: $940,028)		941,449
	Utilities - 3.64%
	Electric - 3.64%
	AES Corp.(a)	7,900	170,008
	Allegheny Energy, Inc.(a)	2,500	122,850
	Exelon Corp.	2,200	151,162
			444,020
	Total Utilities
	(Cost: $431,385)		444,020
	Total Common Stocks
	(Cost $11,650,360)		11,962,589

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 2.04%
	Time Deposits - 2.04%
	Citibank (Nassau) 4.69%, 04/02/2007	$249,257	$249,257
	Total Short-Term Investments
	(Cost $249,257)		249,257
	Total Investments
	(Cost $11,899,617) - 99.98%		12,211,846
	Other Assets in Excess of Liabilities, Net 0.02%		2,534
	Total Net Assets - 100.00%		$12,214,380

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$11,899,617
	Gross Unrealized Appreciation		600,857
	Gross Unrealized Depreciation		(288,628)
	Net Unrealized Appreciation (Depreciation)		$312,229

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Small-Cap Growth Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 96.01%
	Basic Materials - 3.99%
	Chemicals - 3.99%
	Airgas, Inc.	1,000	$42,150
	Arch Chemical, Inc.	1,000	31,220
	CF Industries Holdings, Inc.	800	30,840
	Hercules, Inc.(a)	500	9,770
	Metabolix, Inc.(a)	2,200	36,586
			150,566
	Total Basic Materials
	(Cost: $153,874)		150,566
	Communications - 12.36%
	Advertising - 0.65%
	Valuevision Media, Inc.(a)	2,000	24,720

	Internet - 4.49%
	Avocent Corp.(a)	1,500	40,455
	Digital River, Inc.(a)	2,000	110,500
	Vignette Corp.(a)	1,000	18,570
			169,525
	Telecommunications - 7.22%
	Anixter International, Inc.(a)	410	27,035
	Comtech Telecommunications Corp.(a)	1,370	53,060
	Corning, Inc.(a)	2,000	45,480
	Dobson Communications Corp.(a)	1,960	16,836
	Leap Wireless International, Inc.(a)	560	36,949
	Oplink Communications, Inc.(a)	2,000	35,940
	Orbcomm, Inc.(a)	3,010	38,378
	RF Micro Devices, Inc.(a)	3,020	18,815
			272,493
	Total Communications
	(Cost: $470,835)		466,738
	Consumer, Cyclical - 9.41%
	Auto Parts & Equipment - 0.44%
	Noble International Ltd.	1,000	16,780

	Distribution & Wholesale - 0.74%
	Houston Wire & Cable Co.(a)	1,000	28,020

	Home Builders - 1.32%
	Beazer Homes USA, Inc.	1,000	29,030
	Standard-Pacific Corp.	1,000	20,870
			49,900
	Retail - 6.91%
	Brown Shoe Co., Inc.	1,000	42,000
	Burger King Holdings, Inc.	1,500	32,400
	Conn's, Inc.(a)	1,610	39,848
	First Cash Financial Services, Inc.(a)	1,100	24,508
	The Pantry, Inc.(a)	2,000	90,440
	Tween Brands, Inc.(a)	880	31,434
			260,630
	Total Consumer, Cyclical
	(Cost: $364,438)		355,330
	Consumer, Non-cyclical - 7.89%
	Agriculture - 1.18%
	Andersons, Inc.	1,000	44,400

	Commerical Services - 0.88%
	Clayton Holdings, Inc.(a)	1,500	23,010
	Pharmaceutical Products Developments, Inc.	300	10,107
			33,117
	Cosmetics & Toiletries - 1.94%
	Procter & Gamble Co.	1,160	73,266

	Food & Beverages - 1.68%
	PepsiCo, Inc.	1,000	63,560

	Healthcare-Products - 0.89%
	Angiodynamics, Inc.(a)	2,000	33,780

	Household Products/Wares - 1.32%
	Tupperware Brands Corp.	2,000	49,860

	Total Consumer, Non-Cyclical
	(Cost: $305,420)		297,983
	Energy - 7.86%
	Gas - 0.38%
	Williams Cos., Inc.	500	14,230

	Oil & Gas - 5.25%
	Chesapeake Energy Corp.	1,500	46,320
	ENSCO International, Inc.	700	38,080
	Lufkin Industries, Inc.	1,600	89,888
	NATCO Group, Inc.(a)	700	23,884
			198,172
	Oil & Gas Services - 2.23%
	Allis-Chalmers Energy, Inc.(a)	1,500	23,625
	CARBO Ceramics, Inc.	560	26,068
	Superior Energy Services(a)	1,000	34,470
			84,163
	Total Energy
	(Cost: $286,345)		296,565
	Financial - 15.54%
	Banks - 0.91%
	Sterling Financial Corp.	500	15,595
	Superior Bancorp	1,720	18,576
			34,171
	Diversified Financial Services - 2.37%
	AmeriCredit Corp.(a)	1,000	22,860
	Marlin Business Services Corp.(a)	1,310	28,663
	National Financial Partners Corp.	810	37,997
			89,520
	Financial Services - 0.61%
	The First Marblehead Corp.	510	22,894

	Insurance - 3.18%
	ACA Capital Holdings, Inc.(a)	3,000	42,060
	Meadowbrook Insurance Group, Inc.(a)	1,500	16,485
	SeaBright Insurance Holdings, Inc.(a)	500	9,200
	Transatlantic Holdings, Inc.	800	52,096
			119,841
	Investment Companies - 2.93%
	Allied Capital Corp.	1,320	38,029
	Ares Capital Corp.	500	9,085
	Harris & Harris Group, Inc.(a)	2,000	25,840
	MCG Capital Corp.	2,000	37,520
			110,474
	REITS - 5.54%
	Deerfield Triarc Capital Corp.	700	10,493
	Equity Inns, Inc.	1,500	24,570
	First Industrial Realty Trust, Inc.	830	37,599
	Highland Hospitality Corp.	2,000	35,600
	KKR Financial Corp.	3,110	85,307
	RAIT Financial Trust	560	15,646
			209,215
	Total Financial
	(Cost: $591,155)		586,115
	Healthcare - 8.58%
	Biotechnology - 0.67%
	Metabasis Therapeutics, Inc.(a)	500	3,675
	Regeneron Pharmaceuticals, Inc.(a)	1,000	21,620
			25,295
	Healthcare-Services - 2.75%
	Air Methods Corp.(a)	1,000	24,020
	Centene Corp.(a)	2,000	41,980
	Option Care, Inc.	1,000	13,300
	Radiation Therapy Services, Inc.(a)	800	24,512
			103,812
	Medical Products - 2.26%
	Intuitive Surgical, Inc.(a)	700	85,099

	Medical Services - 0.28%
	Alliance Imaging, Inc.(a)	1,200	10,476

	Pharmaceuticals - 2.62%
	Altus Pharmaceuticals, Inc.(a)	1,000	15,220
	Atherogenics, Inc.(a)	1,610	4,524
	Cypress Bioscience, Inc.(a)	2,330	17,708
	Indevus Pharmaceuticals, Inc.(a)	3,000	21,210
	Sciele Pharma, Inc.(a)	1,700	40,256
			98,918
	Total Healthcare
	(Cost: $326,552)		323,600
	Industrial - 18.11%
	Aerospace & Defense - 1.52%
	AAR Corp.(a)	1,400	38,584
	Teledyne Technologies, Inc.(a)	500	18,720
			57,304
	Building Materials - 2.12%
	Apogee Enterprises, Inc.	4,000	80,160

	Electrical Components & Equipment - 0.92%
	Ametek, Inc.	1,000	34,540

	Electronics - 2.14%
	Benchmark Electronics, Inc.(a)	2,400	49,584
	Brady Corp.	1,000	31,200
			80,784
	Engineering & Construction - 1.46%
	KBR, Inc.(a)	1,810	36,834
	Layne Christensen Co.(a)	500	18,210
			55,044
	Industrial Equipment - 0.71%
	Belden CDT, Inc.	500	26,795

	Machinery-Diversified - 4.32%
	Applied Industrial Technologies, Inc.	1,560	38,282
	Gardner Denver, Inc.(a)	1,600	55,760
	Gerber Scientific, Inc.(a)	500	5,305
	IDEX Corp.	1,200	61,056
	Kadant, Inc.(a)	100	2,536
			162,939
	Metal Fabricate & Hardware - 0.17%
	NN, Inc.	500	6,245

	Miscellaneous Manufacturing - 4.32%
	A.O. Smith Corp.	2,000	76,440
	Barnes Group, Inc.	840	19,328
	Trinity Industries, Inc.	1,600	67,072
			162,840
	Transportation - 0.43%
	Celadon Group, Inc.(a)	970	16,199

	Total Industrial
	(Cost: $666,366)		682,850
	Technology - 9.65%
	Computers - 2.51%
	InterVoice, Inc.(a)	1,490	9,894
	Synaptics, Inc.(a)	2,000	51,160
	Western Digital Corp.(a)	2,000	33,620
			94,674
	Semiconductors - 2.39%
	Diodes, Inc.(a)	400	13,940
	International Rectifier Corp.(a)	500	19,105
	Kla-Tencor Corp.	500	26,660
	Standard Microsystems Corp.(a)	1,000	30,540
			90,245
	Software - 4.75%
	Activision, Inc.(a)	1,000	18,940
	Ansys, Inc.(a)	1,000	50,770
	DivX, Inc.(a)	1,000	20,040
	Epicor Software Corp.(a)	3,000	41,730
	IMS Health, Inc.	500	14,830
	THQ, Inc.(a)	960	32,822
			179,132
	Total Technology
	(Cost: $358,895)		364,051
	Utilities - 2.62%
	Electric - 1.29%
	AES Corp.(a)	2,260	48,635

	Gas - 0.35%
	UGI Corp.	500	13,355

	Water - 0.98%
	American States Water Co.	1,000	36,870

	Total Utilities
	(Cost: $99,934)		98,860
	Total Common Stocks
	(Cost $3,623,815)		3,622,658

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 3.83%
	Time Deposits - 3.83%
	Bank of America (London) 4.69%, 04/02/2007	$144,645	$144,645
	Total Short-Term Investments
	(Cost $144,645)		144,645
	Total Investments
	(Cost $3,768,460) - 99.84%		3,767,303
	Other Assets in Excess of Liabilities, Net 0.16%		5,887
	Total Net Assets - 100.00%		$3,773,190

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$3,768,460
	Gross Unrealized Appreciation		142,682
	Gross Unrealized Depreciation		(143,839)
	Net Unrealized Appreciation (Depreciation)		$(1,157)

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Capital Opportunities Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 89.81%
	Basic Materials - 3.63%
	Chemicals - 3.63%
	Praxair, Inc.	9,700	$610,712

	Total Basic Materials
	(Cost: $476,634)		610,712
	Biotechnology - 2.11%
	Chemicals - 2.11%
	Air Products & Chemicals, Inc.	4,800	355,008

	Total Biotechnology
	(Cost: $338,123)		355,008
	Communications - 3.75%
	Communication Services - 3.75%
	Western Union Co.	28,700	629,965

	Total Communications
	(Cost: $665,010)		629,965
	Consumer, Cyclical - 10.94%
	Retail - 10.94%
	CVS/Caremark Corp.	19,300	658,902
	McDonald's Corp.	14,300	644,215
	Staples, Inc.	20,800	537,472
			1,840,589
	Total Consumer, Cyclical
	(Cost: $1,611,652)		1,840,589
	Consumer, Non-cyclical - 15.44%
	Cosmetics & Toiletries - 3.81%
	Colgate-Palmolive Co.	9,600	641,184

	Food & Beverages - 11.63%
	Diageo PLC ADR	8,400	679,980
	Kellogg Co.	11,200	576,016
	PepsiCo, Inc.	11,000	699,160
			1,955,156
	Total Consumer, Non-Cyclical
	(Cost: $2,282,974)		2,596,340
	Energy - 2.07%
	Oil & Gas - 2.07%
	Chevron Corp.	4,700	347,612

	Total Energy
	(Cost: $320,493)		347,612
	Financial - 12.53%
	Banks - 3.34%
	Bank of America Corp.	11,000	561,220

	Financial Services - 5.84%
	JPMorgan Chase & Co.	10,900	527,342
	Principal Financial Group, Inc.	7,600	455,012
			982,354
	Insurance - 3.35%
	The Hartford Financial Services Group, Inc.	5,900	563,922

	Total Financial
	(Cost: $1,950,751)		2,107,496
	Healthcare - 20.42%
	Healthcare-Services - 3.78%
	UnitedHealth Group, Inc.	12,000	635,640

	Pharmaceuticals - 16.64%
	Cephalon, Inc.(a)	7,800	555,438
	Express Scripts, Inc.(a)	4,100	330,952
	Medco Health Solutions, Inc.(a)	5,465	396,376
	Novartis AG ADR	10,500	573,615
	Sanofi-Aventis ADR	7,800	339,378
	Teva Pharmaceutical Industries Ltd. ADR	16,100	602,623
			2,798,382
	Total Healthcare
	(Cost: $3,212,522)		3,434,022
	Industrial - 7.12%
	Aerospace & Defense - 3.12%
	L-3 Communication Holdings, Inc.	6,000	524,820

	Miscellaneous Manufacturing - 4.00%
	Textron, Inc.	7,500	673,500

	Total Industrial
	(Cost: $1,115,875)		1,198,320
	Technology - 11.80%
	Computer Services - 5.73%
	Automatic Data Processing, Inc.	10,500	508,200
	Oracle Corp.(a)	25,100	455,063
			963,263
	Computer Software & Services - 3.64%
	Microsoft Corp.	21,995	613,001

	Computers - 2.43%
	International Business Machines Corp.	4,330	408,146

	Total Technology
	(Cost: $1,958,370)		1,984,409
	Total Common Stocks
	(Cost $13,932,403)		15,104,474

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 7.90%
	Time Deposits - 7.90%
	Citibank (Nassau) 4.69%, 04/02/2007	$1,328,046	$1,328,046
	Total Short-Term Investments
	(Cost $1,328,046)		1,328,046
	Total Investments
	(Cost $15,260,449) - 97.71%		16,432,520
	Other Assets in Excess of Liabilities, Net 2.29%		385,366
	Total Net Assets - 100.00%		$16,817,886

	ADR - American Depositary Receipt
(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$15,260,449
	Gross Unrealized Appreciation		1,296,126
	Gross Unrealized Depreciation		(124,055)
	Net Unrealized Appreciation/Depreciation		$1,172,071

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Biotech Pharma-Healthcare Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Domestic Common Stocks - 57.61%
	Healthcare - 57.61%
	Biotechnology - 53.87%
	Allergan, Inc.	3,270	$362,381
	Alnylam Pharmaceuticals, Inc.(a)	11,681	210,258
	Amylin Pharmaceuticals, Inc.(a)	5,827	217,697
	Celgene Corp.(a)	9,200	482,632
	Critical Therapeutics, Inc.(a)	68,382	149,073
	Genzyme Corp.(a)	12,511	750,910
	Gilead Sciences, Inc.(a)	8,991	687,812
	Human Genome Sciences, Inc.(a)	36,930	392,197
	Illumina, Inc.(a)	7,145	209,349
	ImClone Systems, Inc.(a)	13,787	562,096
	Medimmune, Inc.(a)	7,360	267,830
	Momenta Pharmaceuticals, Inc.(a)	38,273	496,018
	Myriad Genetics, Inc.(a)	6,800	234,328
	Progenics Pharmaceuticals, Inc.(a)	20,427	483,710
	Savient Pharmaceuticals, Inc.(a)	21,000	252,420
			5,758,711
	Pharmaceuticals - 3.74%
	Achillion Pharmaceuticals, Inc.(a)	9,700	56,357
	Dyax Corp.(a)	27,432	113,020
	Dynavax Technologies Corp.(a)	42,500	231,200
			400,577
	Total Healthcare
	(Cost: $6,196,309)		6,159,288
	Total Domestic Common Stocks
	(Cost $6,196,309)		6,159,288

	Foreign Common Stocks - 12.84%
	Canada - 4.47%
	Biotechnology - 4.47%
	Cardiome Pharma Corp.(a)	32,860	333,529
	ConjuChem Biotechnologies, Inc.(a)	260,390	144,348
			477,877
	Total Canada
	(Cost: $583,223)		477,877
	Germany - 2.83%
	Biotechnology - 2.83%
	Paion AG(a)	27,076	303,100
	Total Germany
	(Cost: $278,511)		303,100
	Switzerland - 5.54%
	Biotechnology - 2.90%
	Cytos Biotechnology Ltd.(a)	2,162	309,569
	Therapeutics - 2.64%
	Speedel Holding AG(a)	1,910	281,816
	Total Switzerland
	(Cost: $380,818)		591,385
	Total Foreign Common Stocks
	(Cost $1,242,552)		1,372,362

		Number	Market
		of Contracts *	Value
	Call Options - 0.47%
	Alexion Pharmaceuticals, Inc.(a) Expiration: April, 2007
	Exercise Price: $40.00	71	26,767
	CV Theraputics, Inc.(a) Expiration: April, 2007
	Exercise Price: $7.50	320	24,000
	Total Call Options
	(Cost $24,098)		50,767

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 20.50%
	Time Deposits - 20.50%
	Citibank (Nassau) 4.69%, 04/02/2007	$2,191,147	$2,191,147
	Total Short-Term Investments
	(Cost $2,191,147)		2,191,147
	Total Investments
	(Cost $9,654,106) - 91.42%		9,773,564
	Other Assets in Excess of Liabilities, Net 8.58%		916,956
	Total Net Assets - 100.00%		$10,690,520

		Number	Market
	Schedule of Securities Sold Short	of Shares	Value
	Common Stocks - 17.26%
	Actelion Ltd.(a)	1,500	$349,634
	Genentech, Inc.(a)	3,811	312,959
	iShares Nasdaq Biotechnology Index Fund(a)	7,142	541,221
	Neurochem, Inc.(a)	6,053	91,279
	OSI Pharmaceuticals, Inc.(a)	3,200	105,600
	Pharmion Corp.(a)	8,300	218,207
	United Therapeutics Corp.(a)	4,200	225,876
	Total Common Stocks (Proceeds: $1,921,773)		1,844,776
	Total Securities Sold Short (Proceeds: $1,921,773)		$1,844,776

(a)	Non-income producing security.
*	One Option Contract is equivalent to one hundred shares of common stock.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$9,654,106
	Gross Unrealized Appreciation		874,062
	Gross Unrealized Depreciation		(754,604)
	Net Unrealized Appreciation (Depreciation)		$119,458

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Mid-Cap Value Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 97.63%
	Basic Materials - 7.44%
	Chemicals - 3.64%
	Sherwin-Williams Co.	75,000	$4,953,000

	Iron & Steel Production - 2.06%
	Steel Dynamics, Inc.	65,000	2,808,000

	Mining - 1.74%
	Southern Copper Corp.	33,000	2,364,780

	Total Basic Materials
	(Cost: $7,417,588)		10,125,780
	Communications - 1.82%
	Telecommunications - 1.82%
	Tellabs, Inc.(a)	250,000	2,475,000

	Total Communications
	(Cost: $2,681,619)		2,475,000
	Consumer, Cyclical - 13.34%
	Airlines - 1.97%
	Skywest, Inc.	100,000	2,683,000

	Auto Manufacturers - 2.33%
	Oshkosh Truck Corp.	60,000	3,180,000

	Auto Parts & Equipment - 3.47%
	Johnson Controls, Inc.	50,000	4,731,000

	Home Builders - 1.16%
	Thor Industries, Inc.	40,000	1,575,600

	Retail - 4.41%
	American Eagle Outfitters, Inc.	120,000	3,598,800
	Bed Bath & Beyond, Inc.(a)	60,000	2,410,200
			6,009,000
	Total Consumer, Cyclical
	(Cost: $14,999,559)		18,178,600
	Energy - 6.07%
	Oil & Gas - 4.51%
	Helix Energy Solutions Group, Inc.(a)	80,000	2,983,200
	Nabors Industries Ltd.(a)	106,400	3,156,888
			6,140,088
	Oil & Gas Services - 1.56%
	Grant Prideco, Inc.(a)	42,500	2,118,200

	Total Energy
	(Cost: $7,955,652)		8,258,288
	Financial - 23.39%
	Banks - 1.86%
	Zions Bancorp	30,000	2,535,600

	Financial Services - 3.31%
	Bear Stearns Cos., Inc.	30,000	4,510,500

	Insurance - 18.22%
	Cigna Corp.	30,000	4,279,800
	First American Corp.	50,000	2,536,000
	Genworth Financial, Inc.	70,000	2,445,800
	HCC Insurance Holdings, Inc.	140,000	4,312,000
	Lincoln National Corp.	40,000	2,711,600
	Philadelphia Consolidated Holding Corp.(a)	100,000	4,399,000
	W.R. Berkley Corp.	125,000	4,140,000
			24,824,200
	Total Financial
	(Cost: $28,826,197)		31,870,300
	Healthcare - 6.27%
	Healthcare-Services - 2.06%
	Coventry Health Care, Inc.(a)	50,000	2,802,500

	Pharmaceuticals - 4.21%
	Barr Pharmaceuticals, Inc.(a)	75,000	3,476,250
	Forest Laboratories, Inc.(a)	44,000	2,263,360
			5,739,610
	Total Healthcare
	(Cost: $8,671,139)		8,542,110
	Industrial - 24.10%
	Aerospace & Defense - 5.34%
	Armor Holdings, Inc.(a)	69,000	4,645,770
	L-3 Communication Holdings, Inc.	30,000	2,624,100
			7,269,870
	Electrical Components & Equipment - 5.35%
	Ametek, Inc.	117,500	4,058,450
	Amphenol Corp.	50,000	3,228,500
			7,286,950
	Electronics - 3.03%
	Benchmark Electronics, Inc.(a)	200,000	4,132,000

	Hand & Machine Tools - 2.62%
	Lincoln Electric Holdings, Inc.	60,000	3,573,600

	Miscellaneous Manufacturing - 2.31%
	Parker Hannifin Corp.	36,400	3,141,684

	Transportation - 5.45%
	CSX Corp.	85,000	3,404,250
	YRC Worldwide, Inc.(a)	100,000	4,022,000
			7,426,250
	Total Industrial
	(Cost: $29,686,474)		32,830,354
	Technology - 12.96%
	Electrical Components & Equipment - 5.37%
	Altera Corp.	200,000	3,998,000
	Cymer, Inc.	80,000	3,324,000
			7,322,000
	Semiconductors - 7.59%
	International Rectifier Corp.(a)	75,000	2,865,750
	Kla-Tencor Corp.	85,000	4,532,200
	Maxim Integrated Products, Inc.	100,000	2,940,000
			10,337,950
	Total Technology
	(Cost: $17,074,699)		17,659,950
	Utilities - 2.24%
	Gas - 2.24%
	Sempra Energy	50,000	3,050,500

	Total Utilities
	(Cost: $2,211,648)		3,050,500
	Total Common Stocks
	(Cost $119,524,576)		132,990,882

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 2.38%
	Time Deposits - 2.38%
	Citibank (Nassau) 4.69%, 04/02/2007	$3,241,941	$3,241,941
	Total Short-Term Investments
	(Cost $3,241,941)		3,241,941
	Total Investments
	(Cost $122,766,517) - 100.01%		136,232,823
	Liabilities in Excess of Other Assets, Net (0.01)%		(7,408)
	Total Net Assets - 100.00%		$136,225,415

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$122,766,517
	Gross Unrealized Appreciation		16,041,401
	Gross Unrealized Depreciation		(2,575,095)
	Net Unrealized Appreciation (Depreciation)		$13,466,306

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Small-Cap Value Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 98.39%
	Basic Materials - 5.24%
	Chemicals - 1.92%
	Cabot Corp.	12,700	$606,171
	Methanex Corp.	25,300	564,949
	Nova Chemicals Corp.	14,500	448,920
			1,620,040
	Forest Products & Paper - 0.56%
	Rock-Tenn Co.	14,200	471,440

	Iron & Steel Production - 2.76%
	AK Steel Holding Corp.(a)	16,700	390,613
	Cleveland-Cliffs, Inc.	7,000	448,070
	Novamerican Steel, Inc.(a)	7,200	318,384
	Steel Dynamics, Inc.	18,700	807,840
	Universal Stainless & Alloy(a)	7,600	360,772
			2,325,679
	Total Basic Materials
	(Cost: $3,866,513)		4,417,159
	Communications - 8.88%
	Internet - 2.27%
	CDC Corp.(a)	49,800	450,192
	GigaMedia Ltd.(a)	45,200	624,664
	Interwoven, Inc.(a)	29,100	491,790
	RADVision Ltd.(a)	14,700	346,920
			1,913,566
	Internet Software & Services - 1.55%
	i2 Technologies, Inc.(a)	7,300	175,200
	TravelZoo, Inc.(a)	14,300	525,811
	United Online, Inc.	43,300	607,499
			1,308,510
	Multimedia - 0.96%
	Shaw Communications, Inc.	21,900	808,548

	Telecommunications - 4.10%
	Avici Systems, Inc.(a)	36,200	413,404
	CenturyTel, Inc.	11,900	537,761
	Dobson Communications Corp.(a)	54,500	468,155
	Netgear, Inc.(a)	12,000	342,360
	Novatel Wireless, Inc.(a)	41,300	662,452
	Polycom, Inc.(a)	25,100	836,583
	Telephone & Data Systems, Inc.	3,300	196,746
			3,457,461
	Total Communications
	(Cost: $5,914,996)		7,488,085
	Consumer, Cyclical - 19.40%
	Airlines - 0.20%
	ExpressJet Holdings, Inc.(a)	28,700	167,608

	Apparel - 1.74%
	Deckers Outdoor Corp.(a)	8,600	610,772
	Gymboree Corp.(a)	11,700	468,819
	Maidenform Brands, Inc.(a)	16,900	389,883
			1,469,474
	Auto Parts & Equipment - 1.04%
	Autoliv, Inc.	12,600	719,586
	TRW Automotive Holdings Corp.(a)	4,500	156,690
			876,276
	Distribution & Wholesale - 3.35%
	BlueLinx Holdings, Inc.	8,800	92,400
	Ingram Micro, Inc.(a)	33,800	652,678
	OMI, Inc.	27,100	727,906
	Tech Data Corp.(a)	16,200	580,122
	United Stationers, Inc.(a)	12,900	772,968
			2,826,074
	Home Builders - 0.71%
	NVR, Inc.(a)	900	598,500

	Home Furnishings - 0.79%
	Tempur-Pedic International, Inc.	25,500	662,745

	Household Products - 0.67%
	Toro Co.	11,100	568,764

	Leisure Time - 0.63%
	K2, Inc.(a)	43,900	530,751

	Office Furnishings - 0.62%
	Knoll, Inc.	22,000	524,260

	Resturants & Lodging - 0.81%
	CEC Entertainment, Inc.(a)	16,400	681,256

	Retail - 8.01%
	Aeropostale, Inc.(a)	16,900	679,887
	AnnTaylor Stores Corp.(a)	8,500	329,630
	Asbury Automotive Group, Inc.	14,100	398,325
	Big Lots, Inc.(a)	26,000	813,280
	Blockbuster, Inc.(a)	51,300	330,372
	Buffalo Wild Wings, Inc.(a)	11,700	745,290
	Charlotte Russe Holding, Inc.(a)	13,700	395,519
	Dollar Tree Stores, Inc.(a)	9,300	355,632
	Ezcorp, Inc.(a)	42,000	618,660
	First Cash Financial Services, Inc.(a)	26,500	590,420
	Jo-Ann Stores, Inc.(a)	13,000	354,250
	RadioShack Corp.	16,300	440,589
	The Buckle, Inc.	19,650	701,505
			6,753,359
	Toys & Hobbies - 0.83%
	Hasbro, Inc.	24,500	701,190

	Total Consumer, Cyclical
	(Cost: $14,098,034)		16,360,257
	Consumer, Non-cyclical - 10.25%
	Agriculture - 0.95%
	Universal Corp.	13,100	803,685

	Commerical Services - 4.84%
	Arbitron, Inc.	8,000	375,600
	Consolidated Graphics, Inc.(a)	9,100	673,855
	Convergys Corp.(a)	26,000	660,660
	Heidrick & Struggles International, Inc.(a)	14,300	692,835
	ITT Educational Services, Inc.(a)	9,500	774,155
	United Rentals, Inc.(a)	12,100	332,750
	Vertrue, Inc.(a)	12,000	577,320
			4,087,175
	Cosmetics / Personal Care - 0.40%
	Elizabeth Arden, Inc.(a)	15,600	340,392

	Food - 0.52%
	Imperial Sugar Co.	13,200	442,596

	Food & Beverages - 0.22%
	Boston Beer, Inc.(a)	5,700	190,095

	Healthcare-Products - 2.42%
	Conmed Corp.(a)	12,300	359,529
	Cutera, Inc.(a)	9,400	340,186
	Hillenbrand Industries, Inc.	13,200	783,684
	Invacare Corp.	31,900	556,336
			2,039,735
	Household Products - 0.51%
	Ennis, Inc.	14,600	390,696
	John H. Harland Co.	700	35,861
			426,557
	Household Products/Wares - 0.39%
	Fossil, Inc.(a)	12,400	328,228

	Total Consumer, Non-Cyclical
	(Cost: $7,830,972)		8,658,463
	Energy - 2.99%
	Oil & Gas - 2.59%
	Global Industries Ltd.(a)	21,800	398,722
	Holly Corp.	11,900	705,670
	Matrix Service Co.(a)	23,700	479,451
	Tidewater, Inc.	10,300	603,374
			2,187,217
	Oil & Gas Services - 0.40%
	Superior Energy Services(a)	9,800	337,806

	Total Energy
	(Cost: $1,907,502)		2,525,023
	Financial - 18.70%
	Banks - 2.25%
	Corus Bankshares, Inc.	37,000	631,220
	Credicorp Ltd.	12,100	589,633
	Fremont General Corp.	31,700	219,681
	Ocwen Financial Corp.(a)	35,900	462,033
			1,902,567
	Diversified Financial Services - 1.76%
	Eaton Vance Corp.	14,500	516,780
	Federated Investors, Inc.	9,500	348,840
	SWS Group, Inc.	24,900	617,769
			1,483,389
	Financial Services - 3.43%
	A.G. Edwards, Inc.	12,100	837,078
	Advanta Corp.	16,500	723,360
	Banco Latinoamericano De Exportaciones SA	19,400	322,816
	IndyMac Bancorp, Inc.	13,000	416,650
	The First Marblehead Corp.	13,200	592,548
			2,892,452
	Insurance - 7.67%
	American Physicians Capital, Inc.(a)	14,250	571,140
	Axis Capital Holdings Ltd.	17,900	606,094
	Commerce Group, Inc.	19,800	594,792
	First American Corp.	13,800	699,936
	Hanover Insurance Group, Inc.	14,100	650,292
	Infinity Property & Casualty Corp.	7,600	356,136
	Odyssey Re Holdings Corp.	7,300	286,963
	PMI Group, Inc.	16,800	759,696
	Radian Group, Inc.	6,700	367,696
	RLI Corp.	7,500	411,975
	Safety Insurance Group, Inc.	10,000	401,200
	Triad Guaranty, Inc.(a)	10,500	434,805
	Zenith National Insurance Corp.	7,000	330,890
			6,471,615
	Real Estate - 0.93%
	Jones Lang LaSalle, Inc.	7,500	782,100

	REITS - 0.75%
	Cohen & Steers, Inc.	14,600	628,968

	Savings & Loans - 1.91%
	BankUnited Financial Corp.	22,100	468,741
	Downey Financial Corp.	9,800	632,492
	FirstFed Financial Corp.(a)	9,000	511,470
			1,612,703
	Total Financial
	(Cost: $15,499,293)		15,773,794
	Healthcare - 8.99%
	Biotechnology - 1.49%
	Enzon Pharmaceuticals, Inc.(a)	50,900	414,835
	QLT, Inc.(a)	68,500	536,355
	United Therapeutics Corp.(a)	5,700	306,546
			1,257,736
	Healthcare-Products - 2.29%
	Dade Behring, Inc.	17,300	758,605
	Idexx Laboratories Corp.(a)	3,700	324,231
	Viasys Healthcare, Inc.(a)	11,200	380,688
	Zoll Medical Corp.(a)	17,600	469,040
			1,932,564
	Insurance - 0.40%
	AMERIGROUP Corp.(a)	11,000	334,400

	Medical Services - 0.76%
	Apria Healthcare Group, Inc.(a)	19,800	638,550

	Pharmaceuticals - 4.05%
	Aspreva Pharmaceuticals Corp.(a)	16,400	353,584
	Biovail Corp.	12,000	262,320
	Bradley Pharmaceuticals, Inc.(a)	19,400	372,286
	King Pharmaceuticals, Inc.(a)	17,400	342,258
	K-V Pharmaceutical Co.(a)	13,900	343,747
	Mylan Laboratories, Inc.	26,300	555,982
	NBTY, Inc.(a)	9,700	514,488
	Sciele Pharma, Inc.(a)	14,800	350,464
	USANA Health Sciences, Inc.(a)	6,900	323,403
			3,418,532
	Total Healthcare
	(Cost: $6,380,245)		7,581,782
	Industrial - 12.03%
	Aerospace & Defense - 1.39%
	Alliant Techsystems, Inc.(a)	8,200	720,944
	Triumph Group, Inc.	8,100	448,254
			1,169,198
	Building Materials - 0.72%
	Lennox International, Inc.	17,100	610,470

	Electrical Components & Equipment - 0.95%
	Avnet, Inc.(a)	22,200	802,308

	Electronics - 1.60%
	CTS Corp.	11,500	158,930
	Dionex Corp.(a)	5,700	388,227
	II-VI, Inc.(a)	12,300	416,355
	Varian, Inc.(a)	6,700	390,342
			1,353,854
	Machinery-Diversified - 1.07%
	Manitowoc Co., Inc.	5,500	349,415
	Robbins & Myers, Inc.	14,900	555,621
			905,036
	Manufacturing - 0.95%
	Acuity Brands, Inc.	14,700	800,268

	Miscellaneous Manufacturing - 1.77%
	Ceradyne, Inc.(a)	9,900	541,926
	EnPro Industries, Inc.(a)	16,000	576,800
	Tredegar Corp.	16,500	376,035
			1,494,761
	Transportation - 3.58%
	Con-way, Inc.	6,900	343,896
	Frontline Ltd.	14,400	511,200
	General Maritime Corp.	12,600	363,888
	Laidlaw International, Inc.	19,800	685,080
	Ryder System, Inc.	10,800	532,872
	Tsakos Energy Navigation Ltd.	11,300	587,600
			3,024,536
	Total Industrial
	(Cost: $9,454,592)		10,160,431
	Technology - 7.83%
	Computer Software & Services - 1.78%
	Diebold, Inc.	7,200	343,512
	MicroStrategy, Inc.(a)	6,100	770,979
	Smith Micro Software, Inc.(a)	20,600	383,778
			1,498,269
	Computers - 2.20%
	Cadence Design Systems, Inc.(a)	19,600	412,776
	Lexmark International, Inc.(a)	10,900	637,214
	MTS Systems Corp.	8,300	322,372
	Tyler Technologies, Inc.(a)	37,800	480,060
			1,852,422
	Data Processing - 0.86%
	Dun & Bradstreet Corp.	4,500	410,400
	Fair Isaac Corp.	8,100	313,308
			723,708
	Semiconductors - 1.85%
	ChipMOS TECHNOLOGIES Bermuda Ltd.(a)	46,600	322,006
	Credence Systems Corp.(a)	85,600	283,336
	Varian Semiconductor Equipment Associates, Inc.(a)	17,900	955,502
			1,560,844
	Software - 1.14%
	BMC Software, Inc.(a)	10,400	320,216
	Hyperion Solutions Corp.(a)	8,000	414,640
	SYNNEX Corp.(a)	10,500	223,020
			957,876
	Total Technology
	(Cost: $5,905,129)		6,593,119
	Utilities - 4.08%
	Electric - 2.82%
	Alliant Energy Corp.	6,200	277,884
	El Paso Electric Co.(a)	26,100	687,735
	Energy East Corp.	30,100	733,236
	Wisconsin Energy Corp.	14,000	679,280
			2,378,135
	Gas - 1.26%
	AGL Resources, Inc.	8,300	354,576
	Energen Corp.	13,900	707,371
			1,061,947
	Total Utilities
	(Cost: $2,837,764)		3,440,082
	Total Common Stocks
	(Cost $73,695,040)		82,998,195

	Warrant - 0.00%
	Imperial Credit Industry Warrants Expiration:
	January, 2008(a)	806	0
	Total Warrants
	(Cost $0)		0

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 2.17%
	Time Deposits - 2.17%
	Citibank (Nassau) 4.69%, 04/02/2007	$1,829,848	$1,829,848
	Total Short-Term Investments
	(Cost $1,829,848)		1,829,848
	Total Investments
	(Cost $75,524,888) - 100.56%		84,828,043
	Liabilities in Excess of Other Assets, Net (0.56)%		(469,411)
	Total Net Assets - 100.00%		$84,358,632

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$75,524,888
	Gross Unrealized Appreciation		11,841,948
	Gross Unrealized Depreciation		(2,538,793)
	Net Unrealized Appreciation (Depreciation)		$9,303,155

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

	Schedule of Investments

	Quaker Core Value Fund
	March 31, 2007 (unaudited)
		Number	Market
		of Shares	Value
	Common Stocks - 99.77%
	Basic Materials - 4.21%
	Chemicals - 4.21%
	Airgas, Inc.	1,000	$42,150
	Praxair, Inc.	1,000	62,960
	RPM International, Inc.	1,250	28,875
			133,985
	Total Basic Materials
	(Cost: $127,458)		133,985
	Communications - 6.97%
	Internet Software & Services - 3.31%
	Google, Inc.(a)	230	105,377

	Telecommunications - 3.66%
	Corning, Inc.(a)	2,000	45,480
	Harris Corp.	500	25,475
	Leap Wireless International, Inc.(a)	300	19,794
	NeuStar, Inc.(a)	900	25,596
			116,345
	Total Communications
	(Cost: $206,134)		221,722
	Consumer, Cyclical - 7.85%
	Auto Manufacturers - 2.56%
	Oshkosh Truck Corp.	1,540	81,620

	Distribution & Wholesale - 1.76%
	Houston Wire & Cable Co.(a)	2,000	56,040

	Home Builders - 0.66%
	Standard-Pacific Corp.	1,000	20,870

	Lodging - 0.54%
	Wyndham Worldwide Corp.(a)	500	17,075

	Retail - 2.33%
	Foot Locker, Inc.	680	16,014
	Target Corp.	190	11,259
	Wal-Mart Stores, Inc.	1,000	46,950
			74,223
	Total Consumer, Cyclical
	(Cost: $233,465)		249,828
	Consumer, Non-cyclical - 10.00%
	Agriculture - 1.38%
	Altria Group, Inc.	500	43,905

	Commerical Services - 3.14%
	Avis Budget Group, Inc.(a)	1,140	31,145
	Corrections Corp. of America(a)	500	26,405
	Robert Half International, Inc.	500	18,505
	United Rentals, Inc.(a)	870	23,925
			99,980
	Cosmetics & Toiletries - 4.88%
	Procter & Gamble Co.	2,460	155,373

	Food & Beverages - 0.60%
	PepsiCo, Inc.	300	19,068

	Total Consumer, Non-Cyclical
	(Cost: $308,793)		318,326
	Energy - 6.37%
	Gas - 0.80%
	Williams Cos., Inc.	890	25,329

	Oil & Gas - 1.01%
	Chesapeake Energy Corp.	1,040	32,115

	Oil & Gas Services - 3.55%
	Cameron International Corp.(a)	700	43,953
	Schlumberger Ltd.	500	34,550
	Superior Energy Services(a)	1,000	34,470
			112,973
	Pipelines - 1.01%
	Questar Corp.	360	32,116

	Total Energy
	(Cost: $193,832)		202,533
	Financial - 30.73%
	Banks - 1.70%
	Bank of America Corp.	720	36,734
	Wells Fargo & Co.	500	17,215
			53,949
	Diversified Financial Services - 11.70%
	American Express Co.	500	28,200
	AmeriCredit Corp.(a)	1,500	34,290
	Goldman Sachs Group, Inc.	100	20,663
	Investment Technology Group, Inc.(a)	2,000	78,400
	Knight Capital Group, Inc.(a)	1,000	15,840
	Lehman Brothers Holdings, Inc.	1,000	70,070
	Merrill Lynch & Co., Inc.	950	77,586
	Morgan Stanley	600	47,256
			372,305
	Insurance - 10.49%
	American International Group, Inc.	980	65,876
	Chubb Corp.	360	18,601
	HCC Insurance Holdings, Inc.	740	22,792
	Markel Corp.(a)	100	48,483
	Navigators Group, Inc.(a)	500	25,085
	PMI Group, Inc.	1,440	65,117
	Transatlantic Holdings, Inc.	900	58,608
	W.R. Berkley Corp.	880	29,146
			333,708
	Investment Companies - 1.54%
	Allied Capital Corp.	1,090	31,403
	American Capital Strategies Ltd.	400	17,724
			49,127
	Real Estate - 1.31%
	Jones Lang LaSalle, Inc.	400	41,712

	REITS - 3.99%
	Douglas Emmett, Inc.	2,280	58,208
	First Industrial Realty Trust, Inc.	1,000	45,300
	KKR Financial Corp.	860	23,590
			127,098
	Total Financial
	(Cost: $982,487)		977,899
	Healthcare - 7.24%
	Healthcare-Products - 3.69%
	Johnson & Johnson	1,950	117,507

	Medical Products - 1.91%
	Intuitive Surgical, Inc.(a)	500	60,785

	Medical Services - 0.14%
	Alliance Imaging, Inc.(a)	500	4,365

	Pharmaceuticals - 1.50%
	Sepracor, Inc.(a)	700	32,641
	Wyeth	300	15,009
			47,650
	Total Healthcare
	(Cost: $233,867)		230,307
	Industrial - 15.78%
	Electronics - 1.28%
	Agilent Technologies, Inc.(a)	600	20,214
	Benchmark Electronics, Inc.(a)	1,000	20,660
			40,874
	Engineering & Construction - 1.42%
	Fluor Corp.	300	26,916
	KBR, Inc.(a)	900	18,315
			45,231
	Environmental Control - 0.66%
	Republic Services, Inc.	750	20,865

	Miscellaneous Manufacturing - 11.81%
	Dover Corp.	1,200	58,572
	General Electric Co.	4,500	159,120
	Harsco Corp.	2,000	89,720
	Textron, Inc.	200	17,960
	Trinity Industries, Inc.	1,200	50,304
			375,676
	Transportation - 0.61%
	FedEx Corp.	180	19,337

	Total Industrial
	(Cost: $485,235)		501,983
	Technology - 4.55%
	Computers - 2.93%
	Apple, Inc.(a)	640	59,462
	Western Digital Corp.(a)	2,000	33,620
			93,082
	Semiconductors - 1.62%
	International Rectifier Corp.(a)	600	22,926
	MEMC Electronic Materials, Inc.(a)	220	13,328
	Standard Microsystems Corp.(a)	500	15,270
			51,524
	Total Technology
	(Cost: $144,616)		144,606
	Utilities - 6.07%
	Electric - 5.23%
	AES Corp.(a)	2,500	53,800
	Allegheny Energy, Inc.(a)	1,100	54,054
	Exelon Corp.	850	58,404
			166,258
	Gas - 0.84%
	UGI Corp.	1,000	26,710

	Total Utilities
	(Cost: $180,040)		192,968
	Total Common Stocks
	(Cost $3,095,928)		3,174,157

			Market
		Par Value	Value
	SHORT-TERM INVESTMENT - 1.38%
	Time Deposits - 1.38%
	Citibank (Nassau) 4.69%, 04/02/2007	$43,918	$43,918
	Total Short-Term Investments
	(Cost $43,918)		43,918
	Total Investments
	(Cost $3,139,846) - 101.15%		3,218,075
	Liabilities in Excess of Other Assets, Net (1.15)%		(36,549)
	Total Net Assets - 100.00%		$3,181,526

(a)	Non-income producing security.

	The following information for the Funds is presented on an income tax basis as of March 31, 2007:

	Cost of Investments		$3,139,846
	Gross Unrealized Appreciation		144,096
	Gross Unrealized Depreciation		(65,867)
	Net Unrealized Appreciation (Depreciation)		$78,229

	The difference between cost amounts for financial statement and federal income tax purposes
	is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker Investment Trust

By: /s/Jeffry H. King, Sr.
Jeffry H. King, Sr., Chief Executive Officer

Date: May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Laurie Keyes
Laurie Keyes, Treasurer

Date: May 17, 2007

FORM N-Q certification

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act and Rule 30a-2(a) under the 1940 Act.

I, Jeffry H. King, Sr., certify that:

1.	I have reviewed this report on Form N-Q of The Quaker Investment Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstance under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting tot be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 17, 2007                       /s/ Jeffry H. King, Sr.
Jeffry H. King, Sr., Chief Executive Officer

FORM N-Q certification

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act and Rule 30a-2(a) under the 1940 Act.

I, Laurie Keyes, certify that:

1. I have reviewed this report on Form N-Q of The Quaker Investment Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstance under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting tot be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 17, 2007                       /s/ Laurie Keyes
Laurie Keyes, Treasurer